Disclosures on Individual Items of the Financial Statements (Details) - Schedule of selling general and administrative expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of selling general and administrative expenses [Abstract]
Legal and consulting fees	€ 4,450	€ 767	€ 316
Personnel expenses	3,911	2,927	2,341
Administration fee	2,963	2,474	2,143
Marketing costs	476	133	298
Depreciation and amortization	227	44	32
Other expenses	1,294	1,225	794
Total	€ 13,321	€ 7,570	€ 5,924